UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  215 S. State Street, Suite 1170
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock       Salt Lake City, UT            05/06/2011
      ------------------       -------------------           ----------
         [Signature]              [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[NONE]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           38
                                         -----------

Form 13F Information Table Value Total:  $   107,905
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

        COLUMN 1              COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
-------------------------  --------------  ---------  --------  -------------------  ----------  -------- --------------------------
                                                                                                               VOTING AUTHORITY
                                                       VALUE    SHRS OR   SH/  PUT/  INVESTMENT   OTHER   --------------------------
     NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  --------------  ---------  --------  --------  ---  ----  ----------  -------- -------- -------- --------
ATLANTIC COAST FINL CORP   COMMON          048426100       883    88,696  SH         SOLE                   88,696
BANCORP RHODE ISLAND INC   COMMON          059690107     8,871   287,365  SH         SOLE                  287,365
BANK MUTUAL CORP NEW       COMMON          063750103     2,599   614,344  SH         SOLE                  614,344
BANKFINANCIAL CORP         COMMON          06643P104     6,654   724,001  SH         SOLE                  724,001
BCSB BANCORP INC           COMMON          055367106     1,889   142,566  SH         SOLE                  142,566
BENEFICIAL MUTUAL
  BANCORP IN               COMMON          08173R104     8,251   957,155  SH         SOLE                  957,155
CALIFORNIA FIRST NATL
  BANCOR                   COMMON          130222102     3,504   229,494  SH         SOLE                  229,494
COLONIAL FINL SVCS INC     COMMON          19566B101     1,523   117,589  SH         SOLE                  117,589
COMERICA INC               COMMON          200340107     5,141   140,000  SH         SOLE                  140,000
COMMUNITY WEST BANCSHARES  COMMON          204157101       361    77,374  SH         SOLE                   77,374
CVB FINL CORP              COMMON          126600105     1,649   177,095  SH         SOLE                  177,095
EPLUS INC                  COMMON          294268107     6,708   252,070  SH         SOLE                  252,070
FEDFIRST FINL CORP NEW     COMMON          31429C101     1,278    92,638  SH         SOLE                   92,638
FIRST ADVANTAGE BANCORP    COMMON          31848L104     5,432   393,078  SH         SOLE                  393,078
FOX CHASE BANCORP INC NEW  COMMON          35137T108     2,126   152,740  SH         SOLE                  152,740
HF FINL CORP               COMMON          404172108       143    12,810  SH         SOLE                   12,810
KEARNY FINL CORP           COMMON          487169104     1,723   171,796  SH         SOLE                  171,796
LEGACY BANCORP INC         COMMON          52463G105       441    34,834  SH         SOLE                   34,834
MALVERN FEDERAL BANCORP
  INC                      COMMON          561410101     1,593   182,701  SH         SOLE                  182,701
MERIDIAN INTERSTAT
  BANCORP I                COMMON          58964Q104     8,268   588,469  SH         SOLE                  588,469
METRO BANCORP INC PA       COMMON          59161R101     2,137   173,036  SH         SOLE                  173,036
NAUGATUCK VY FINL CORP     COMMON          639067107       933   110,373  SH         SOLE                  110,373
NEWPORT BANCORP INC        COMMON          651754103     2,790   202,909  SH         SOLE                  202,909
NORTH VALLEY BANCORP       COMMON          66304M204       263    24,227  SH         SOLE                   24,227
NORTHRIM BANCORP INC       COMMON          666762109     1,507    79,497  SH         SOLE                   79,497
NORTHWEST BANCSHARES INC
  MD                       COMMON          667340103     4,119   328,500  SH         SOLE                  328,500
OBA FINL SVCS INC          COMMON          67424G101     5,414   372,864  SH         SOLE                  372,864
OCEAN SHORE HLDG CO NEW    COMMON          67501R103     8,815   678,088  SH         SOLE                  678,088
OLD POINT FINL CORP        COMMON          680194107     1,481   128,554  SH         SOLE                  128,554
PACIFIC PREMIER BANCORP    COMMON          69478X105     1,940   284,480  SH         SOLE                  284,480
PATHFINDER BANCORP INC     COMMON          70320A103       168    16,546  SH         SOLE                   16,546
PRUDENTIAL BANCORP INC PA  COMMON          744319104       278    39,790  SH         SOLE                   39,790
ROMA FINANCIAL CORP        COMMON          77581P109     1,057    95,478  SH         SOLE                   95,478
SOMERSET HILLS BANCORP     COMMON          834728107     1,351   153,486  SH         SOLE                  153,486
SUFFOLK BANCORP            COMMON          864739107       581    27,678  SH         SOLE                   27,678
TERRITORIAL BANCORP INC    COMMON          88145X108     3,864   193,961  SH         SOLE                  193,961
TF FINL CORP               COMMON          872391107       446    21,394  SH         SOLE                   21,394
UMB FINL CORP              COMMON          902788108     1,726    46,195  SH         SOLE                   46,195